Summary of Significant Accounting Policies Revised Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ 33	$ 35	$ 35	$ 38	$ (34)	$ 396	$ 46	$ 37	$ 141	$ 445	$ (76)
Provision for finance receivable losses	109	$ 78	$ 73	$ 79	87	$ 85	$ 80	$ 100	339	352	371
Depreciation and amortization									92	112	82
Deferred income tax charge (benefit)									(50)	(12)	(114)
Non-cash incentive compensation from Initial Stockholder									15	0	0
Gain (Loss) on Fair Value Adjustments on Debt									0	(1)	0
Net gain on sales of real estate loans and related trust assets									0	(626)	0
Net loss on repurchases and repayments of debt									0	66	42
Share-based Compensation									2	1	145
Other Noncash Income (Expense)									(3)	17	21
Increase (Decrease) in Other Operating Assets and Liabilities, Net									(54)	(9)	2
Insurance claims and policyholder liabilities									34	51	29
Taxes receivable and payable									111	(127)	(50)
Accrued interest and finance charges									(23)	(39)	(41)
Increase (Decrease) in Restricted Cash for Operating Activities									0	5	(4)
Other, net									(1)	1	(1)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations									603	236	406
Net principal collections (originations) of finance receivables held for investment and held for sale									(799)	(88)	379
Proceeds on sales of finance receivables held for sale originated as held for investment									78	3,789	15
Cash advances on intercompany notes receivables									(3,720)	(128)	0
Principal collections on intercompany notes receivables									189	44	0
Payments to Acquire Available-for-sale Securities									(476)	(348)	(196)
Payments to Acquire Trading Securities Held-for-investment									(1,474)	(2,930)	(10)
Available-for-sale securities called, sold, and matured									470	269	296
Trading and other securities called, sold, and matured									3,779	646	8
Change in notes receivable from parent and affiliate									0	0	370
Change in restricted cash and cash equivalents									(72)	93	(241)
Proceeds from sale of real estate owned									14	58	108
Payments for (Proceeds from) Other Investing Activities									(12)	0	(3)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations									(2,023)	1,405	726
Proceeds from issuance of long-term debt, net of commissions									3,028	3,557	3,765
Repayments of Long-term Debt									(1,960)	(4,218)	(5,868)
Change in notes payable to parent and affiliates									0	0	(31)
Distributions to joint venture partners									(77)	(627)	0
Excess tax benefit from restricted stock units									1	0	0
Capital contributions from parent									0	22	21
Net cash provided by (used for) financing activities									992	(1,266)	(2,113)
Effect of exchange rate changes on cash and cash equivalents									0	(1)	(1)
Net change in cash and cash equivalents									(428)	374	(982)
Cash and cash equivalents	321				749				321	749	375	$ 1,357
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)									129	492	(83)
Provision for finance receivable losses									361	368	394
Depreciation and amortization									84	109	72
Deferred income tax charge (benefit)									(53)	18	(118)
Non-cash incentive compensation from Initial Stockholder									15	0	0
Gain (Loss) on Fair Value Adjustments on Debt									0	(1)	0
Net gain on sales of real estate loans and related trust assets									0	(702)	0
Net loss on repurchases and repayments of debt									0	66	42
Share-based Compensation									2	1	145
Other Noncash Income (Expense)									(1)	9	19
Increase (Decrease) in Other Operating Assets and Liabilities, Net									(54)	(9)	2
Insurance claims and policyholder liabilities									34	51	29
Taxes receivable and payable									111	(127)	(50)
Accrued interest and finance charges									(23)	(39)	(41)
Increase (Decrease) in Restricted Cash for Operating Activities									0	5	(4)
Other, net									(1)	1	(1)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations									604	242	406
Net principal collections (originations) of finance receivables held for investment and held for sale									(799)	(94)	379
Proceeds on sales of finance receivables held for sale originated as held for investment									78	3,789	15
Cash advances on intercompany notes receivables									(3,720)	(128)	0
Principal collections on intercompany notes receivables									189	44	0
Payments to Acquire Available-for-sale Securities									(476)	(348)	(196)
Payments to Acquire Trading Securities Held-for-investment									(1,474)	(2,930)	(10)
Available-for-sale securities called, sold, and matured									470	269	296
Trading and other securities called, sold, and matured									3,779	646	8
Change in notes receivable from parent and affiliate									0	0	370
Change in restricted cash and cash equivalents									(72)	93	(241)
Proceeds from sale of real estate owned									14	58	108
Payments for (Proceeds from) Other Investing Activities									(12)	0	(3)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations									(2,023)	1,399	726
Proceeds from issuance of long-term debt, net of commissions									3,028	3,557	3,765
Repayments of Long-term Debt									(1,960)	(4,218)	(5,868)
Change in notes payable to parent and affiliates									0	0	(31)
Distributions to joint venture partners									(78)	(627)
Excess tax benefit from restricted stock units									1	0	0
Capital contributions from parent									0	22	21
Net cash provided by (used for) financing activities									991	(1,266)	(2,113)
Effect of exchange rate changes on cash and cash equivalents									0	(1)	(1)
Net change in cash and cash equivalents									(428)	374	(982)
Cash and cash equivalents	$ 321				$ 749				$ 321	$ 749	$ 375	$ 1,357